Long-Term Debt - Additional Information (Details) $ in Thousands	2 Months Ended		4 Months Ended	12 Months Ended
	Feb. 26, 2016 USD ($)	Feb. 23, 2016 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 24, 2016 USD ($)
Debt Instrument [Line Items]
Long-term debt outstanding balance				$ 605,012	$ 571,616
Line of credit facility, remaining borrowing capacity				0
Interest expense				$ 22,674	$ 17,856	$ 16,480
Weighted average interest rate				4.01%	3.65%
2013 Credit Facility
Debt Instrument [Line Items]
Long-term debt outstanding balance				$ 207,646
Repayment amount				17,354
Line of credit facility, remaining borrowing capacity					$ 35,000
Line of credit facility amount drawn down					$ 115,000
2007 Credit Facility
Debt Instrument [Line Items]
Long-term debt outstanding balance				$ 185,975
Frequency of Payments				quarterly
Debt variable rate basis				LIBOR
Prepayments of five scheduled amortization payments			$ 64,875
Number of amortization payments			5
Deferral of scheduled amortization payments			November 2017
2007 Credit Facility | Extension of the final maturity date
Debt Instrument [Line Items]
Maturity date				Dec. 31, 2019
2007 Credit Facility | Prior to amendment
Debt Instrument [Line Items]
Credit facility margin				2.00%
2007 Credit Facility | After the amendment
Debt Instrument [Line Items]
Credit facility margin				3.00%
2008 Credit Facility
Debt Instrument [Line Items]
Long-term debt outstanding balance				$ 181,641
Frequency of Payments				quarterly
Prepayments of five scheduled amortization payments			$ 46,024
Number of amortization payments			5
Deferral of scheduled amortization payments			November 2017
2008 Credit Facility | Extension of the final maturity date
Debt Instrument [Line Items]
Maturity date				Dec. 31, 2019
2011 Credit Facility
Debt Instrument [Line Items]
Long-term debt outstanding balance				$ 14,000
Frequency of Payments				quarterly
Prepayments of five scheduled amortization payments			$ 5,000
Number of amortization payments			5
Deferral of scheduled amortization payments			December 2017
M/T Amor | ING Bank N.V.
Debt Instrument [Line Items]
Long-term debt outstanding balance							$ 15,750
Line of credit facility, arrangement date				Nov. 19, 2015
Repayment installments				17
Frequency of Payments				quarterly
Starting period of payment installments				Oct. 24, 2018
Maturity date				Nov. 30, 2022
Debt variable rate basis				LIBOR
Credit facility margin				2.50%
M/V CMA CGM Magdalena | 2013 Credit Facility
Debt Instrument [Line Items]
Line of credit facility amount drawn down	$ 35,000	$ 35,000